Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Diversified Income Series
March 31, 2021 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 2.56%
Fannie Mae Connecticut Avenue Securities
Series 2017-C03 1M2 3.109% (LIBOR01M + 3.00%) 10/25/29 •	2,701,658	$2,761,828
Series 2017-C04 2M2 2.959% (LIBOR01M + 2.85%) 11/25/29 •	847,216	857,406
Series 2018-C01 1M2 2.359% (LIBOR01M + 2.25%, Floor 2.25%) 7/25/30 •	1,806,645	1,807,776
Series 2018-C02 2M2 2.309% (LIBOR01M + 2.20%, Floor 2.20%) 8/25/30 •	991,049	989,788
Series 2018-C03 1M2 2.259% (LIBOR01M + 2.15%, Floor 2.15%) 10/25/30 •	1,282,976	1,277,554
Series 2018-C05 1M2 2.459% (LIBOR01M + 2.35%, Floor 2.35%) 1/25/31 •	1,011,533	1,011,533
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 •	200	217
Series 2004-T1 1A2 6.50% 1/25/44	2,831	3,314
Fannie Mae REMIC Trust
Series 2002-W6 2A1 7.00% 6/25/42 •	9,609	10,647
Series 2004-W11 1A2 6.50% 5/25/44	15,883	18,655
Fannie Mae REMICs
Series 2010-116 Z 4.00% 10/25/40	11,063	11,875
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2013-44 Z 3.00% 5/25/43	60,326	$58,602
Series 2017-40 GZ 3.50% 5/25/47	926,529	992,597
Series 2017-77 HZ 3.50% 10/25/47	1,324,498	1,389,878

Freddie Mac REMICs Series 4676 KZ 2.50% 7/15/45	893,234	909,871
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-DNA1 M2 3.359% (LIBOR01M + 3.25%, Floor 3.25%) 7/25/29 •	2,141,580	2,200,660
Series 2017-DNA3 M2 2.609% (LIBOR01M + 2.50%) 3/25/30 •	6,530,000	6,653,960
Series 2017-HQA2 M2AS 1.159% (LIBOR01M + 1.05%) 12/25/29 •	587,530	592,343
Series 2018-HQA1 M2 2.409% (LIBOR01M + 2.30%) 9/25/30 •	1,566,066	1,566,064
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2019-DNA4 M2 144A 2.059% (LIBOR01M + 1.95%) 10/25/49 #, •	2,439,767	2,437,480
Series 2019-HQA4 M2 144A 2.159% (LIBOR01M + 2.05%) 11/25/49 #, •	2,646,489	2,646,487
Series 2020-DNA2 M1 144A 0.859% (LIBOR01M + 0.75%, Floor 0.75%) 2/25/50 #, •	1,518,225	1,517,810
Series 2020-DNA2 M2 144A 1.959% (LIBOR01M + 1.85%, Floor 1.85%) 2/25/50 #, •	1,700,000	1,693,411

NQ-VIP-866 [3/21] 5/21 (1643695)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Diversified Income Series (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2020-DNA6 M2 144A 2.017% (SOFR + 2.00%) 12/25/50 #, •	6,500,000	$6,471,966
Series 2020-HQA2 M1 144A 1.209% (LIBOR01M + 1.10%) 3/25/50 #, •	2,417,884	2,419,025
Series 2021-DNA1 M2 144A 1.817% (SOFR + 1.80%) 1/25/51 #, •	13,900,000	13,708,608
Series 2021-HQA1 M2 144A 2.267% (SOFR + 2.25%) 8/25/33 #, •	13,900,000	13,743,593

Freddie Mac Structured Agency Credit Risk Trust Series 2018-HQA2 M1 144A 0.859% (LIBOR01M + 0.75%) 10/25/48 #, •	463,715	463,715
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ♦	8,080	9,481
Series T-58 2A 6.50% 9/25/43 ♦	2,493	2,876
GNMA
Series 2013-113 LY 3.00% 5/20/43	378,000	399,976
Series 2017-130 YJ 2.50% 8/20/47	665,000	688,557
Series 2017-34 DY 3.50% 3/20/47	2,067,000	2,256,137
Total Agency Collateralized Mortgage Obligations (cost $70,321,531)		71,573,690

	Principal amount°	Value (US $)

Agency Commercial Mortgage-Backed Securities — 0.69%
Freddie Mac Multifamily Structured Pass Through Certificates Series X3FX A2FX 3.00% 6/25/27 ♦	2,545,000	$2,735,712
FREMF Mortgage Trust
Series 2011-K15 B 144A 4.986% 8/25/44 #, •	195,000	196,934
Series 2012-K18 B 144A 4.184% 1/25/45 #, •	2,000,000	2,051,526
Series 2012-K22 B 144A 3.686% 8/25/45 #, •	1,730,000	1,797,333
Series 2013-K25 C 144A 3.62% 11/25/45 #, •	1,500,000	1,555,182
Series 2013-K28 B 144A 3.49% 6/25/46 #, •	2,400,000	2,517,727
Series 2014-K37 B 144A 4.561% 1/25/47 #, •	1,500,000	1,630,755
Series 2014-K717 B 144A 3.625% 11/25/47 #, •	3,205,000	3,238,705
Series 2014-K717 C 144A 3.625% 11/25/47 #, •	1,055,000	1,063,362
Series 2016-K53 B 144A 4.021% 3/25/49 #, •	530,000	583,127
Series 2016-K722 B 144A 3.847% 7/25/49 #, •	580,000	611,491
Series 2017-K71 B 144A 3.753% 11/25/50 #, •	1,175,000	1,264,441
Total Agency Commercial Mortgage-Backed Securities (cost $18,569,072)		19,246,295

Agency Mortgage-Backed Securities — 20.41%
Fannie Mae S.F. 15 yr 2.00% 3/1/36	23,396,385	24,103,028
Fannie Mae S.F. 20 yr
2.00% 3/1/41	7,034,118	7,130,086
2.00% 4/1/41	3,162,000	3,205,139
Fannie Mae S.F. 30 yr
2.00% 11/1/50	8,683,314	8,689,033
2.00% 12/1/50	21,994,765	21,988,055
2.00% 1/1/51	13,096,612	13,083,475

2    NQ-VIP-866 [3/21] 5/21 (1643695)

(Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
2.00% 2/1/51	8,809,763	$8,805,203
2.00% 3/1/51	43,351,764	43,338,320
2.00% 4/1/51	25,000,000	24,970,325
2.50% 1/1/43	3,237,533	3,355,358
2.50% 10/1/50	2,324,070	2,387,110
2.50% 11/1/50	19,932,319	20,475,330
2.50% 1/1/51	7,880,882	8,094,650
2.50% 2/1/51	4,665,628	4,792,183
2.50% 4/1/51	1,612,000	1,655,725
3.00% 10/1/46	10,567,430	11,154,416
3.00% 4/1/47	1,211,104	1,275,047
3.00% 11/1/48	3,386,201	3,545,998
3.00% 10/1/49	5,482,680	5,724,551
3.00% 12/1/49	16,472,467	17,383,989
3.00% 3/1/50	3,924,472	4,125,255
3.00% 6/1/50	6,920,844	7,210,051
3.00% 7/1/50	7,260,767	7,601,384
3.00% 8/1/50	11,791,837	12,363,434
3.00% 9/1/50	4,672,976	4,877,280
3.50% 7/1/47	5,689,308	6,162,108
3.50% 1/1/48	3,212,478	3,407,235
3.50% 2/1/48	3,829,482	4,112,165
3.50% 3/1/48	2,028,833	2,148,395
3.50% 7/1/48	754,374	798,630
3.50% 11/1/48	4,022,709	4,254,792
3.50% 1/1/50	8,426,814	8,902,315
3.50% 3/1/50	3,708,028	3,924,888
4.00% 4/1/47	1,644,549	1,806,497
4.00% 6/1/48	5,683,028	6,211,692
4.00% 9/1/48	483,051	524,342
4.00% 10/1/48	7,643,852	8,416,963
4.00% 6/1/49	1,912,030	2,082,026
4.50% 6/1/40	396,956	440,972
4.50% 7/1/40	555,199	600,942
4.50% 2/1/41	1,821,669	2,043,038
4.50% 8/1/41	1,336,758	1,507,044
4.50% 10/1/45	1,837,869	2,042,898
4.50% 5/1/46	667,961	748,004
4.50% 4/1/48	569,467	641,221
4.50% 12/1/48	131,149	142,886
4.50% 1/1/49	10,838,607	11,995,283
4.50% 1/1/50	3,116,959	3,420,558
5.00% 7/1/47	1,317,316	1,530,985
5.00% 7/1/49	3,569,182	3,975,876
5.50% 5/1/44	18,221,735	21,320,721
6.00% 6/1/41	3,125,759	3,733,861
6.00% 7/1/41	15,808,046	18,896,651
6.00% 1/1/42	2,612,392	3,121,049
Freddie Mac S.F. 15 yr
1.50% 3/1/36	11,190,012	11,268,352
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 15 yr
2.00% 12/1/35	13,121,783	$13,538,906
Freddie Mac S.F. 20 yr
2.00% 3/1/41	8,058,012	8,167,949
2.00% 4/1/41	7,217,000	7,315,464
Freddie Mac S.F. 30 yr
2.00% 4/1/51	6,915,624	6,847,177
2.50% 10/1/50	6,357,627	6,557,325
2.50% 11/1/50	12,340,413	12,694,563
2.50% 2/1/51	13,459,200	13,934,773
2.50% 3/1/51	9,987,829	10,316,054
3.00% 11/1/49	8,269,761	8,626,556
3.00% 12/1/49	2,663,933	2,782,186
3.00% 1/1/50	2,044,161	2,148,829
3.50% 11/1/48	4,572,667	4,933,881
4.00% 12/1/45	2,300,999	2,550,905
4.00% 7/1/47	612,115	660,979
4.00% 10/1/47	5,455,414	5,885,887
4.50% 7/1/45	3,843,509	4,318,225
4.50% 1/1/49	2,118,039	2,366,521
4.50% 3/1/49	713,171	779,384
4.50% 4/1/49	2,929,408	3,241,216
4.50% 8/1/49	5,761,058	6,393,274
5.50% 9/1/41	4,873,729	5,720,075

GNMA I S.F. 30 yr 3.00% 3/15/50	2,147,057	2,248,670
GNMA II S.F. 30 yr
3.00% 7/20/50	25,115,318	26,178,690
5.50% 5/20/37	132,373	151,003
Total Agency Mortgage-Backed Securities (cost $566,769,055)		569,875,306

Collateralized Debt Obligations — 1.75%
Apex Credit CLO Series 2018-1A A2 144A 1.248% (LIBOR03M + 1.03%) 4/25/31 #, •	6,200,000	6,057,115
Atlas Senior Loan Fund X Series 2018-10A A 144A 1.331% (LIBOR03M + 1.09%) 1/15/31 #, •	3,339,487	3,342,933
CFIP CLO Series 2017-1A A 144A 1.443% (LIBOR03M + 1.22%) 1/18/30 #, •	6,300,000	6,310,716

NQ-VIP-866 [3/21] 5/21 (1643695)    3

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Diversified Income Series (Unaudited)
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Galaxy XXI CLO Series 2015-21A AR 144A 1.244% (LIBOR03M + 1.02%) 4/20/31 #, •	3,000,000	$3,002,370
KKR Financial CLO Series 2013-1A A1R 144A 1.531% (LIBOR03M + 1.29%) 4/15/29 #, •	3,000,000	3,000,846
Man GLG US CLO Series 2018-1A A1R 144A 1.364% (LIBOR03M + 1.14%) 4/22/30 #, •	8,200,000	8,209,405
Midocean Credit CLO IX Series 2018-9A A1 144A 1.374% (LIBOR03M + 1.15%, Floor 1.15%) 7/20/31 #, •	3,000,000	3,010,089
Midocean Credit CLO VIII Series 2018-8A A1 144A 1.332% (LIBOR03M + 1.15%) 2/20/31 #, •	3,000,000	2,999,250
Saranac CLO VII Series 2014-2A A1AR 144A 1.412% (LIBOR03M + 1.23%) 11/20/29 #, •	2,951,849	2,947,365
Signal Peak CLO 5 Series 2018-5A A 144A 1.328% (LIBOR03M + 1.11%, Floor 1.11%) 4/25/31 #, •	4,600,000	4,608,041
Steele Creek CLO Series 2017-1A A 144A 1.491% (LIBOR03M + 1.25%) 10/15/30 #, •	2,000,000	1,997,638
Venture 42 CLO Series 2021-42A A1A 144A 1.13% (LIBOR03M + 1.13%, Floor 1.13%) 4/15/34 #, •	3,370,000	3,369,158
Total Collateralized Debt Obligations (cost $48,963,864)		48,854,926

	Principal amount°	Value (US $)

Corporate Bonds — 40.01%
Banking — 7.58%
Akbank TAS 144A 6.80% 2/6/26 #	1,135,000	$1,135,488
Banco Continental 144A 2.75% 12/10/25 #	1,695,000	1,671,389
Banco de Bogota 144A 6.25% 5/12/26 #	755,000	848,431
Banco del Estado de Chile 144A 2.704% 1/9/25 #	530,000	553,437
Banco Industrial 144A 4.875% 1/29/31 #, μ	1,290,000	1,330,951
Banco Mercantil del Norte 144A 8.375% 10/14/30 #, μ, ψ	880,000	1,027,343
Banco Nacional de Panama 144A 2.50% 8/11/30 #	360,000	334,728
Banco Santander Mexico 144A 5.95% 10/1/28 #, μ	660,000	713,196
Bank Leumi Le-Israel 144A 3.275% 1/29/31 #, μ	2,610,000	2,661,858
Bank of America
1.658% 3/11/27 μ	3,930,000	3,944,659
1.898% 7/23/31 μ	5,600,000	5,264,736
2.676% 6/19/41 μ	8,655,000	8,120,605
2.831% 10/24/51 μ	720,000	662,304

Bank of China 144A 5.00% 11/13/24 #	1,120,000	1,259,211
Bank of Georgia 144A 6.00% 7/26/23 #	1,360,000	1,451,169
Bank of Montreal 1.85% 5/1/25	65,000	66,666
Bank of New York Mellon 4.70% 9/20/25 μ, ψ	4,870,000	5,288,576
Barclays
2.667% 3/10/32 μ	2,020,000	1,974,361
5.20% 5/12/26	5,663,000	6,415,839

BBVA Bancomer 144A 5.125% 1/18/33 #, μ	590,000	608,464
BBVA USA 3.875% 4/10/25	2,530,000	2,765,786
BDO Unibank 2.125% 1/13/26	1,465,000	1,490,313
BOC Aviation 144A 2.625% 9/17/30 #	1,075,000	1,036,463
Citigroup 4.00% 12/10/25 μ, ψ	985,000	997,066

4    NQ-VIP-866 [3/21] 5/21 (1643695)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Credit Suisse Group
144A 2.593% 9/11/25 #, μ	3,660,000	$3,797,207
144A 4.194% 4/1/31 #, μ	3,035,000	3,305,279
144A 4.50% 9/3/30 #, μ, ψ	1,565,000	1,471,100
144A 5.25% 2/11/27 #, μ, ψ	1,670,000	1,690,875
144A 7.25% 9/12/25 #, μ, ψ	2,585,000	2,806,005

DBS Group Holdings 144A 4.52% 12/11/28 #, μ	1,175,000	1,274,780
Deutsche Bank
3.547% 9/18/31 μ	5,030,000	5,200,160
3.729% 1/14/32 μ	4,715,000	4,577,370

Development Bank of Mongolia 144A 7.25% 10/23/23 #	1,520,000	1,650,751
Emirates NBD Bank 2.625% 2/18/25 •	930,000	975,547
Fifth Third Bancorp
2.55% 5/5/27	3,205,000	3,337,965
3.65% 1/25/24	820,000	883,940
3.95% 3/14/28	2,985,000	3,377,053
Goldman Sachs Group
1.992% 1/27/32 μ	6,340,000	6,022,256
3.50% 4/1/25	3,505,000	3,798,755

ICICI Bank 144A 4.00% 3/18/26 #	980,000	1,058,155
JPMorgan Chase & Co.
1.04% 2/4/27 μ	1,370,000	1,336,836
1.953% 2/4/32 μ	1,420,000	1,347,014
2.522% 4/22/31 μ	2,905,000	2,901,215
3.109% 4/22/41 μ	1,290,000	1,285,455
3.702% 5/6/30 μ	230,000	250,868
4.023% 12/5/24 μ	8,915,000	9,675,780
4.60% 2/1/25 μ, ψ	2,405,000	2,435,062
5.00% 8/1/24 μ, ψ	2,495,000	2,581,173

Mizrahi Tefahot Bank 144A 3.077% 4/7/31 #, μ	1,030,000	1,030,386
Morgan Stanley
1.794% 2/13/32 μ	175,000	163,484
2.188% 4/28/26 μ	6,680,000	6,906,018
5.00% 11/24/25	6,125,000	7,046,746

Natwest Group 8.625% 8/15/21 μ, ψ	6,095,000	6,253,287
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
PNC Bank
2.70% 11/1/22	490,000	$507,218
4.05% 7/26/28	4,705,000	5,263,054

PNC Financial Services Group 2.60% 7/23/26	5,655,000	5,978,148
QNB Finance
2.625% 5/12/25	1,410,000	1,463,170
3.50% 3/28/24	1,175,000	1,251,968

Shinhan Financial Group 144A 3.34% 2/5/30 #, μ	890,000	930,014
SVB Financial Group
1.80% 2/2/31	1,505,000	1,390,724
4.10% 2/15/31 μ, ψ	4,850,000	4,865,156
Truist Bank
2.25% 3/11/30	4,195,000	4,098,212
2.636% 9/17/29 μ	10,165,000	10,660,849

Truist Financial 4.95% 9/1/25 μ, ψ	2,750,000	2,987,187
UBS Group
144A 1.364% 1/30/27 #, μ	760,000	749,460
144A 4.125% 9/24/25 #	5,765,000	6,404,155
7.125% 8/10/21 μ, ψ	785,000	800,898
US Bancorp
1.45% 5/12/25	2,975,000	3,017,463
3.10% 4/27/26	195,000	209,518
3.375% 2/5/24	4,245,000	4,577,299
3.60% 9/11/24	2,640,000	2,884,267
3.95% 11/17/25	4,130,000	4,621,391

US Bank 3.40% 7/24/23	2,360,000	2,521,377
USB Capital IX 3.50% ((LIBOR03M + 1.02%)) 6/1/21 ψ, •	2,134,000	2,053,975
Wells Fargo & Co. 3.90% 3/15/26 μ, ψ	4,400,000	4,446,310
		211,745,374
Banks — 0.14%
Morgan Stanley 1.413% (LIBOR03M + 1.22%) 5/8/24 •	3,945,000	4,007,870
		4,007,870

NQ-VIP-866 [3/21] 5/21 (1643695)    5

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Diversified Income Series (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry — 3.82%
AngloGold Ashanti Holdings 3.75% 10/1/30	1,105,000	$1,122,726
Bioceanico Sovereign Certificate 144A 2.884% 6/5/34 #, ^	1,421,989	1,069,222
Corp Nacional del Cobre de Chile
144A 3.15% 1/14/30 #	5,270,000	5,474,471
144A 4.25% 7/17/42 #	200,000	217,115

CSN Inova Ventures 144A 6.75% 1/28/28 #	3,225,000	3,421,483
CSN Islands XII 144A 7.00% 6/23/21 #, ψ	545,000	547,442
Equate Petrochemical 144A 4.25% 11/3/26 #	820,000	893,980
First Quantum Minerals
144A 6.875% 10/15/27 #	670,000	719,413
144A 7.50% 4/1/25 #	4,595,000	4,750,081

Freeport-McMoRan 5.45% 3/15/43	3,255,000	3,921,819
Fresnillo 144A 4.25% 10/2/50 #	700,000	689,045
GC Treasury Center 144A 4.30% 3/18/51 #	1,175,000	1,202,592
Georgia-Pacific
144A 1.75% 9/30/25 #	1,770,000	1,801,986
144A 2.10% 4/30/27 #	1,405,000	1,429,675
144A 2.30% 4/30/30 #	3,765,000	3,755,180
8.00% 1/15/24	5,305,000	6,360,934

Gold Fields Orogen Holdings BVI 144A 6.125% 5/15/29 #	1,260,000	1,480,500
GUSAP III 144A 4.25% 1/21/30 #	352,000	371,103
ICL Group 144A 6.375% 5/31/38 #	2,340,000	2,983,500
Indika Energy Capital IV 144A 8.25% 10/22/25 #	730,000	771,428
Inversiones CMPC 144A 4.75% 9/15/24 #	1,075,000	1,180,769
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)

Klabin Austria 144A 7.00% 4/3/49 #	1,010,000	$1,209,576
LYB International Finance III 2.875% 5/1/25	4,000	4,226
LyondellBasell Industries 4.625% 2/26/55	5,130,000	5,724,303
Methanex 5.25% 12/15/29	5,515,000	5,698,705
Metinvest 144A 7.65% 10/1/27 #	1,143,000	1,234,196
Minera Mexico 144A 4.50% 1/26/50 #	1,245,000	1,284,230
Newmont
2.25% 10/1/30	5,170,000	5,040,558
2.80% 10/1/29	7,585,000	7,809,618

Nutrition & Biosciences 144A 3.268% 11/15/40 #	6,330,000	6,250,960
OCP 144A 4.50% 10/22/25 #	1,614,000	1,714,157
Olin
5.00% 2/1/30	3,705,000	3,889,509
5.625% 8/1/29	1,415,000	1,527,959

Phosagro OAO via Phosagro Bond Funding DAC 144A 3.949% 4/24/23 #	705,000	729,735
PowerTeam Services 144A 9.033% 12/4/25 #	3,210,000	3,547,050
Sasol Financing USA
4.375% 9/18/26	1,080,000	1,104,462
5.875% 3/27/24	5,525,000	5,873,628

Sociedad Quimica y Minera de Chile 144A 3.625% 4/3/23 #	665,000	696,518
Vale Overseas 3.75% 7/8/30	3,180,000	3,325,151
Vedanta Resources Finance II 144A 8.95% 3/11/25 #	4,875,000	4,664,839
Volcan Cia Minera 144A 4.375% 2/11/26 #	1,135,000	1,164,754
		106,658,598
Brokerage — 0.52%
Banco BTG Pactual
144A 2.75% 1/11/26 #	395,000	374,658
144A 4.50% 1/10/25 #	970,000	992,780

6    NQ-VIP-866 [3/21] 5/21 (1643695)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Brokerage (continued)
Charles Schwab
4.00% 6/1/26 μ, ψ	1,875,000	$1,907,437
4.00% 12/1/30 μ, ψ	1,570,000	1,545,273
5.375% 6/1/25 μ, ψ	4,755,000	5,264,593
Jefferies Group
4.15% 1/23/30	2,135,000	2,348,492
6.45% 6/8/27	893,000	1,114,567
6.50% 1/20/43	750,000	960,861
		14,508,661
Capital Goods — 1.43%
ARD Finance PIK 144A 6.50% 6/30/27 #, *	2,220,000	2,333,775
Ashtead Capital 144A 5.25% 8/1/26 #	885,000	930,666
Bombardier 144A 6.00% 10/15/22 #	685,000	686,285
Caterpillar 2.60% 4/9/30	50,000	51,239
Cemex
144A 3.875% 7/11/31 #	1,105,000	1,080,745
144A 7.375% 6/5/27 #	1,020,000	1,156,425

Covanta Holding 5.00% 9/1/30	1,115,000	1,127,544
HTA Group 144A 7.00% 12/18/25 #	1,395,000	1,487,000
Hutama Karya Persero 144A 3.75% 5/11/30 #	300,000	315,405
Mauser Packaging Solutions Holding 144A 5.50% 4/15/24 #	4,995,000	5,069,925
Otis Worldwide
3.112% 2/15/40	2,354,000	2,323,980
3.362% 2/15/50	406,000	397,700

Reynolds Group Issuer 144A 4.00% 10/15/27 #	5,165,000	5,068,156
Standard Industries
144A 3.375% 1/15/31 #	2,045,000	1,940,194
144A 5.00% 2/15/27 #	609,000	636,024
Teledyne Technologies
2.25% 4/1/28	3,910,000	3,893,657
2.75% 4/1/31	3,420,000	3,411,992
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)
TransDigm
5.50% 11/15/27	2,235,000	$2,316,868
144A 6.25% 3/15/26 #	1,583,000	1,680,283

Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #	1,065,000	1,141,615
UltraTech Cement 144A 2.80% 2/16/31 #	1,220,000	1,148,272
United Rentals North America 3.875% 2/15/31	1,639,000	1,650,268
		39,848,018
Communications — 6.59%
Alibaba Group Holding 2.70% 2/9/41	1,390,000	1,264,653
Altice Financing 144A 5.00% 1/15/28 #	3,540,000	3,500,175
Altice France Holding 144A 6.00% 2/15/28 #	2,400,000	2,369,148
Amazon.com
1.20% 6/3/27	1,155,000	1,130,932
1.50% 6/3/30	1,865,000	1,779,388
AT&T
3.10% 2/1/43	2,337,000	2,185,643
3.50% 6/1/41	2,994,000	2,959,756
144A 3.50% 9/15/53 #	2,960,000	2,740,571

B2W Digital 144A 4.375% 12/20/30 #	1,370,000	1,340,723
C&W Senior Financing 144A 7.50% 10/15/26 #	2,135,000	2,266,633
Charter Communications Operating
3.70% 4/1/51	4,060,000	3,804,019
4.464% 7/23/22	5,555,000	5,794,903
4.80% 3/1/50	1,635,000	1,758,077
4.908% 7/23/25	760,000	862,052
5.05% 3/30/29	5,770,000	6,638,621

Clear Channel Outdoor Holdings 144A 7.75% 4/15/28 #	785,000	777,837
Clear Channel Worldwide Holdings 9.25% 2/15/24	900,000	937,958

NQ-VIP-866 [3/21] 5/21 (1643695)    7

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Diversified Income Series (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Comcast
3.20% 7/15/36	3,645,000	$3,810,209
3.70% 4/15/24	7,050,000	7,701,671
3.75% 4/1/40	835,000	917,408

Connect Finco 144A 6.75% 10/1/26 #	3,520,000	3,753,341
Crown Castle International
3.80% 2/15/28	5,075,000	5,535,120
4.30% 2/15/29	2,155,000	2,417,943
CSC Holdings
144A 3.375% 2/15/31 #	1,370,000	1,292,937
144A 4.625% 12/1/30 #	1,680,000	1,654,800

Digicel Group 0.5 PIK 10.00% 4/1/24 *	745,187	726,464
Discovery Communications
144A 4.00% 9/15/55 #	1,005,000	991,067
4.125% 5/15/29	11,195,000	12,381,586
5.20% 9/20/47	1,755,000	2,083,831

IHS Netherlands Holdco 144A 7.125% 3/18/25 #	1,275,000	1,340,344
Level 3 Financing 144A 3.625% 1/15/29 #	2,200,000	2,135,375
Meituan 144A 3.05% 10/28/30 #	1,450,000	1,412,040
MercadoLibre 2.375% 1/14/26	880,000	875,054
Millicom International Cellular 144A 4.50% 4/27/31 #	760,000	791,772
Ooredoo International Finance 144A 5.00% 10/19/25 #	605,000	696,264
Prosus 144A 3.832% 2/8/51 #	1,150,000	1,012,567
Sable International Finance 144A 5.75% 9/7/27 #	545,000	575,997
Sprint Spectrum 144A 4.738% 3/20/25 #	2,130,000	2,287,247
Telefonica Celular del Paraguay 144A 5.875% 4/15/27 #	870,000	922,196
Terrier Media Buyer 144A 8.875% 12/15/27 #	4,411,000	4,754,727
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)

Time Warner Cable 7.30% 7/1/38	5,775,000	$8,039,118
Time Warner Entertainment 8.375% 3/15/23	2,495,000	2,861,778
T-Mobile USA
144A 1.50% 2/15/26 #	1,520,000	1,508,015
144A 2.55% 2/15/31 #	1,070,000	1,049,606
144A 3.00% 2/15/41 #	2,650,000	2,464,566
144A 3.50% 4/15/25 #	1,750,000	1,889,790
144A 3.75% 4/15/27 #	2,405,000	2,631,455
144A 3.875% 4/15/30 #	6,025,000	6,546,825

Turk Telekomunikasyon 144A 6.875% 2/28/25 #	1,295,000	1,377,947
Turkcell Iletisim Hizmetleri 144A 5.80% 4/11/28 #	1,300,000	1,317,121
VEON Holdings 144A 3.375% 11/25/27 #	1,410,000	1,396,577
Verizon Communications
2.10% 3/22/28	1,045,000	1,050,041
2.55% 3/21/31	2,055,000	2,054,932
3.40% 3/22/41	1,835,000	1,865,513
3.55% 3/22/51	1,800,000	1,800,776
4.50% 8/10/33	12,400,000	14,416,833
ViacomCBS
4.375% 3/15/43	5,775,000	6,240,557
4.95% 1/15/31	3,745,000	4,421,904

Vmed O2 UK Financing I 144A 4.25% 1/31/31 #	3,560,000	3,469,576
Vodafone Group
4.25% 9/17/50	2,090,000	2,306,500
4.875% 6/19/49	8,605,000	10,241,088

VTR Comunicaciones 144A 4.375% 4/15/29 #	1,265,000	1,273,855
Zayo Group Holdings 144A 6.125% 3/1/28 #	1,465,000	1,505,976
		183,911,398

8    NQ-VIP-866 [3/21] 5/21 (1643695)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical — 2.36%
Allison Transmission 144A 5.875% 6/1/29 #	2,445,000	$2,676,517
Boyd Gaming 4.75% 12/1/27	3,823,000	3,903,684
Caesars Entertainment 144A 6.25% 7/1/25 #	2,670,000	2,849,611
Carnival 144A 7.625% 3/1/26 #	3,339,000	3,591,261
Ford Motor Credit
2.90% 2/16/28	1,500,000	1,443,000
4.542% 8/1/26	8,815,000	9,339,052

Future Retail 144A 5.60% 1/22/25 #	905,000	743,765
General Motors
5.00% 10/1/28	2,289,000	2,624,829
5.40% 10/2/23	1,300,000	1,412,399
6.125% 10/1/25	1,300,000	1,530,185
6.60% 4/1/36	1,861,000	2,419,087
General Motors Financial
2.35% 1/8/31	1,045,000	999,235
5.20% 3/20/23	437,000	474,101
5.25% 3/1/26	5,505,000	6,310,376
5.70% 9/30/30 μ, ψ	2,175,000	2,354,437

Hyundai Capital America 144A 3.50% 11/2/26 #	955,000	1,026,121
JD.com 3.875% 4/29/26	980,000	1,065,228
JSM Global 144A 4.75% 10/20/30 #	290,000	291,438
MGM China Holdings 144A 4.75% 2/1/27 #	970,000	985,762
MGM Resorts International 4.75% 10/15/28	2,290,000	2,369,566
Prime Security Services Borrower 144A 6.25% 1/15/28 #	4,610,000	4,805,464
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	2,400,000	2,415,000
Sands China
3.80% 1/8/26	750,000	800,378
4.375% 6/18/30	940,000	996,673

Scientific Games International 144A 8.25% 3/15/26 #	2,875,000	3,088,339
Shimao Group Holdings 5.60% 7/15/26	1,315,000	1,419,422
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)

Six Flags Entertainment 144A 4.875% 7/31/24 #	2,345,000	$2,371,381
Wynn Macau 144A 5.625% 8/26/28 #	820,000	858,683
Yuzhou Group Holdings 7.70% 2/20/25 •	945,000	824,456
		65,989,450
Consumer Non-Cyclical — 3.73%
AbbVie
2.95% 11/21/26	5,100,000	5,433,991
4.05% 11/21/39	6,371,000	7,142,383
Anheuser-Busch InBev Worldwide
4.15% 1/23/25	3,430,000	3,813,765
4.50% 6/1/50	4,090,000	4,648,409

Auna 144A 6.50% 11/20/25 #	1,280,000	1,366,829
BAT Capital 2.259% 3/25/28	2,835,000	2,793,887
BAT International Finance 1.668% 3/25/26	2,005,000	1,985,918
Bausch Health 144A 6.25% 2/15/29 #	6,130,000	6,524,776
Biogen 3.15% 5/1/50	5,985,000	5,506,529
Centene
3.375% 2/15/30	1,980,000	2,001,651
144A 5.375% 8/15/26 #	1,645,000	1,739,423
CVS Health
1.875% 2/28/31	615,000	578,174
3.75% 4/1/30	1,535,000	1,676,361
4.30% 3/25/28	9,949,000	11,304,579
4.78% 3/25/38	2,055,000	2,429,588
5.05% 3/25/48	65,000	79,922

Gilead Sciences 4.15% 3/1/47	6,535,000	7,277,779
HCA 7.58% 9/15/25	80,000	95,600
JBS Investments II 144A 5.75% 1/15/28 #	845,000	892,667
Kernel Holding 144A 6.50% 10/17/24 #	855,000	910,096
MHP 144A 7.75% 5/10/24 #	965,000	1,036,347
Minerva Luxembourg 144A 4.375% 3/18/31 #	1,480,000	1,448,735
New York and Presbyterian Hospital 4.063% 8/1/56	1,630,000	1,894,243

NQ-VIP-866 [3/21] 5/21 (1643695)    9

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Diversified Income Series (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

Pilgrim's Pride 144A 5.875% 9/30/27 #	2,431,000	$2,608,342
Prestige Brands 144A 3.75% 4/1/31 #	1,905,000	1,821,656
Rede D'or Finance 144A 4.50% 1/22/30 #	1,245,000	1,224,034
Regeneron Pharmaceuticals 1.75% 9/15/30	1,555,000	1,439,955
Royalty Pharma 144A 1.75% 9/2/27 #	1,285,000	1,248,978
Takeda Pharmaceutical
2.05% 3/31/30	2,480,000	2,392,140
3.025% 7/9/40	1,845,000	1,788,283
3.175% 7/9/50	1,845,000	1,767,101
Tenet Healthcare
5.125% 5/1/25	3,982,000	4,042,925
144A 6.125% 10/1/28 #	2,760,000	2,884,200

Teva Pharmaceutical Finance Netherlands III 6.75% 3/1/28	2,071,000	2,330,548
Ulker Biskuvi Sanayi 144A 6.95% 10/30/25 #	2,005,000	2,108,177
Universal Health Services 144A 5.00% 6/1/26 #	485,000	498,852
Viatris
144A 1.65% 6/22/25 #	595,000	597,696
144A 2.30% 6/22/27 #	495,000	499,851
144A 2.70% 6/22/30 #	3,640,000	3,598,805
144A 4.00% 6/22/50 #	845,000	863,312
		104,296,507
Electric — 3.38%
Adani Electricity Mumbai 144A 3.949% 2/12/30 #	980,000	990,339
AES Gener 144A 7.125% 3/26/79 #, μ	1,115,000	1,199,589
American Transmission Systems 144A 5.25% 1/15/22 #	3,930,000	4,053,875
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
Calpine
144A 4.50% 2/15/28 #		896,000	$904,870
144A 5.00% 2/1/31 #		2,905,000	2,839,638
144A 5.125% 3/15/28 #		855,000	860,186
CenterPoint Energy
3.85% 2/1/24		821,000	889,926
4.25% 11/1/28		5,198,000	5,833,520
Centrais Eletricas Brasileiras
144A 3.625% 2/4/25 #		226,000	227,984
144A 4.625% 2/4/30 #		950,000	951,520

Cikarang Listrindo 144A 4.95% 9/14/26 #		1,190,000	1,219,810
CLP Power Hong Kong Financing 2.875% 4/26/23		545,000	566,920
Comision Federal de Electricidad 144A 4.875% 1/15/24 #		251,000	275,007
Duke Energy 4.875% 9/16/24 μ, ψ		4,665,000	4,940,235
Duke Energy Indiana 3.25% 10/1/49		2,480,000	2,451,945
Electricite de France 2.875% 12/15/26 μ, ψ	EUR	3,000,000	3,669,480
Engie Energia Chile 144A 4.50% 1/29/25 #		710,000	774,113
Entergy Arkansas 4.20% 4/1/49		1,930,000	2,165,671
Entergy Louisiana 4.95% 1/15/45		545,000	591,381
Entergy Mississippi 3.85% 6/1/49		2,400,000	2,525,529
Entergy Texas 3.55% 9/30/49		1,380,000	1,377,063
Evergy 4.85% 6/1/21		535,000	535,000
Evergy Kansas Central 3.45% 4/15/50		2,250,000	2,286,127
FirstEnergy Transmission 144A 4.55% 4/1/49 #		1,675,000	1,769,193
Israel Electric 144A 5.00% 11/12/24 #		910,000	1,024,137
Kallpa Generacion 144A 4.125% 8/16/27 #		1,894,000	2,020,406

10    NQ-VIP-866 [3/21] 5/21 (1643695)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)

Louisville Gas and Electric 4.25% 4/1/49	5,265,000	$6,008,956
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	1,647,000	1,659,624
Oryx Funding 144A 5.80% 2/3/31 #	1,225,000	1,270,172
Pacific Gas and Electric
2.10% 8/1/27	925,000	906,976
2.50% 2/1/31	1,365,000	1,288,987
3.25% 6/1/31	825,000	823,116
3.30% 8/1/40	2,275,000	2,066,301
Perusahaan Listrik Negara
144A 3.875% 7/17/29 #	1,120,000	1,177,266
144A 4.125% 5/15/27 #	475,000	511,297
144A 5.25% 5/15/47 #	1,183,000	1,302,779

PG&E 5.25% 7/1/30	4,830,000	5,125,837
Saudi Electricity Global Sukuk Co. 4 4.222% 1/27/24	1,135,000	1,228,694
Southern California Edison
3.65% 2/1/50	3,245,000	3,215,737
4.00% 4/1/47	1,745,000	1,800,436
4.875% 3/1/49	4,680,000	5,445,718

Southwestern Electric Power 4.10% 9/15/28	8,995,000	9,967,483
Vistra Operations 144A 5.50% 9/1/26 #	3,547,000	3,680,013
		94,422,856
Energy — 5.22%
Abu Dhabi Crude Oil Pipeline 144A 4.60% 11/2/47 #	780,000	882,909
BP Capital Markets 4.875% 3/22/30 μ, ψ	4,840,000	5,196,950
Chevron USA 3.90% 11/15/24	2,320,000	2,555,721
CNX Resources 144A 6.00% 1/15/29 #	5,325,000	5,543,618
Crestwood Midstream Partners 144A 6.00% 2/1/29 #	3,383,000	3,338,598
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Ecopetrol
5.375% 6/26/26	665,000	$746,888
6.875% 4/29/30	1,175,000	1,432,807

Energean Israel Finance 144A 4.875% 3/30/26 #	1,220,000	1,229,913
Energy Transfer
5.25% 4/15/29	1,820,000	2,073,024
6.25% 4/15/49	8,940,000	10,516,142

EnfraGen Energia Sur 144A 5.375% 12/30/30 #	1,560,000	1,538,932
Enterprise Products Operating 3.20% 2/15/52	8,295,000	7,588,140
Equinor 1.75% 1/22/26	1,235,000	1,264,512
Galaxy Pipeline Assets Bidco
144A 1.75% 9/30/27 #	2,630,000	2,632,852
144A 2.625% 3/31/36 #	2,830,000	2,713,418
144A 2.94% 9/30/40 #	1,380,000	1,334,921

Gazprom via Gaz Finance 144A 3.25% 2/25/30 #	1,055,000	1,011,154
Geopark
144A 5.50% 1/17/27 #	1,195,000	1,214,658
144A 6.50% 9/21/24 #	330,000	342,159

Greenko Solar Mauritius 144A 5.95% 7/29/26 #	1,185,000	1,270,024
KazMunayGas National JSC 144A 6.375% 10/24/48 #	481,000	616,240
KazTransGas JSC 144A 4.375% 9/26/27 #	4,507,000	5,035,933
Kinder Morgan 3.60% 2/15/51	2,360,000	2,202,845
Lukoil Securities 144A 3.875% 5/6/30 #	4,025,000	4,156,014
Marathon Oil 4.40% 7/15/27	14,575,000	16,057,259
MPLX
1.75% 3/1/26	1,290,000	1,292,863
4.125% 3/1/27	3,915,000	4,349,449

Murphy Oil 5.875% 12/1/27	4,950,000	4,855,653

NQ-VIP-866 [3/21] 5/21 (1643695)    11

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Diversified Income Series (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
NuStar Logistics
5.625% 4/28/27	420,000	$440,147
6.375% 10/1/30	4,436,000	4,804,742

Oil and Gas Holding 144A 7.625% 11/7/24 #	404,000	451,026
ONEOK 7.50% 9/1/23	5,305,000	6,052,073
PDC Energy 5.75% 5/15/26	2,280,000	2,367,780
Pertamina Persero 144A 3.65% 7/30/29 #	410,000	430,500
Petrobras Global Finance 6.75% 6/3/50	880,000	940,962
Petroleos Mexicanos
6.50% 3/13/27	244,000	255,378
6.50% 1/23/29	3,984,000	4,031,549
6.75% 9/21/47	576,000	490,902

Petronas Capital 144A 3.50% 4/21/30 #	500,000	535,860
PTTEP Treasury Center 144A 2.587% 6/10/27 #	1,230,000	1,266,666
Sabine Pass Liquefaction
5.625% 3/1/25	3,420,000	3,912,463
5.75% 5/15/24	5,868,000	6,624,684
Saudi Arabian Oil
144A 1.625% 11/24/25 #	200,000	201,556
144A 3.50% 11/24/70 #	935,000	831,687
144A 4.25% 4/16/39 #	1,280,000	1,383,482

SEPLAT Petroleum Development 144A 7.75% 4/1/26 #	1,040,000	1,043,900
Southwestern Energy 7.75% 10/1/27	4,000,000	4,282,500
Targa Resources Partners 5.375% 2/1/27	3,105,000	3,227,275
Tengizchevroil Finance Co International 144A 2.625% 8/15/25 #	892,000	902,872
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	4,768,000	4,753,093
Transportadora de Gas del Sur 144A 6.75% 5/2/25 #	880,000	761,860
Tullow Oil 144A 7.00% 3/1/25 #	615,000	522,750
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

UEP Penonome II 144A 6.50% 10/1/38 #	1,025,000	$1,037,187
YPF 144A 8.50% 6/27/29 #	1,825,000	1,170,957
		145,717,447
Finance Companies — 0.89%
AerCap Ireland Capital DAC
1.75% 1/30/26	1,140,000	1,108,003
3.65% 7/21/27	5,100,000	5,355,919
4.50% 9/15/23	860,000	925,442
4.625% 10/15/27	1,405,000	1,542,928
6.50% 7/15/25	2,870,000	3,347,034
Air Lease
2.875% 1/15/26	3,870,000	4,018,229
3.00% 2/1/30	5,465,000	5,356,859
3.375% 7/1/25	1,255,000	1,326,923

Bangkok Bank 144A 5.00% 9/23/25 #, μ, ψ	800,000	843,744
DAE Sukuk DIFC 144A 3.75% 2/15/26 #	975,000	1,006,078
		24,831,159
Insurance — 0.43%
AIA Group 144A 3.375% 4/7/30 #	705,000	753,837
AssuredPartners 144A 7.00% 8/15/25 #	1,859,000	1,927,253
Brighthouse Financial 5.625% 5/15/30	1,610,000	1,889,143
GTCR AP Finance 144A 8.00% 5/15/27 #	798,000	858,848
MetLife 3.85% 9/15/25 μ, ψ	2,875,000	2,975,625
Prudential Financial 3.70% 3/13/51	3,275,000	3,473,293
		11,877,999
Natural Gas — 0.12%
ENN Energy Holdings 144A 2.625% 9/17/30 #	1,120,000	1,078,050
NiSource 5.65% 6/15/23 μ, ψ	2,080,000	2,150,200
		3,228,250
Real Estate Investment Trusts — 0.39%
American Tower Trust #1 144A 3.07% 3/15/48 #	3,070,000	3,109,631

12    NQ-VIP-866 [3/21] 5/21 (1643695)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Real Estate Investment Trusts (continued)
CubeSmart
3.00% 2/15/30		2,272,000	$2,310,986
3.125% 9/1/26		1,825,000	1,942,667

Goodman HK Finance 4.375% 6/19/24		1,010,000	1,099,956
Kaisa Group Holdings 9.375% 6/30/24		1,180,000	1,135,673
MGM Growth Properties Operating Partnership 5.75% 2/1/27		265,000	292,560
Trust Fibra UNO 144A 5.25% 1/30/26 #		1,035,000	1,147,044
			11,038,517
Technology — 1.24%
Black Knight InfoServ 144A 3.625% 9/1/28 #		2,164,000	2,129,073
CommScope Technologies 144A 5.00% 3/15/27 #		3,434,000	3,408,262
Equinix 5.375% 5/15/27		850,000	914,264
Global Payments
2.65% 2/15/25		3,604,000	3,788,695
2.90% 5/15/30		1,124,000	1,148,314
3.20% 8/15/29		2,365,000	2,493,518

Iron Mountain 144A 5.25% 7/15/30 #		2,180,000	2,252,049
NXP
144A 2.70% 5/1/25 #		345,000	362,098
144A 3.40% 5/1/30 #		670,000	708,569
144A 4.30% 6/18/29 #		739,000	827,926
144A 4.875% 3/1/24 #		6,435,000	7,155,082
Oracle
2.875% 3/25/31		2,695,000	2,745,650
3.65% 3/25/41		1,445,000	1,464,276
3.95% 3/25/51		1,460,000	1,507,703

SK Hynix 144A 2.375% 1/19/31 #		2,355,000	2,231,687
Tencent Holdings 144A 3.28% 4/11/24 #		1,305,000	1,391,494
			34,528,660
Transportation — 1.89%
Abertis Infraestructuras Finance 3.248% 11/24/25 μ, ψ	EUR	3,000,000	3,612,086
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation (continued)
Adani Ports & Special Economic Zone 144A 3.10% 2/2/31 #	2,305,000	$2,189,937
Aeropuertos Argentina 2000 PIK 144A 9.375% 2/1/27 #, *	1,410,059	1,135,097
Aerovias de Mexico 144A 7.00% 2/5/25 #, ‡	1,265,000	692,588
ASG Finance Designated Activity 144A 7.875% 12/3/24 #	1,201,000	1,143,953
Azul Investments 144A 5.875% 10/26/24 #	1,495,000	1,320,197
DAE Funding 144A 3.375% 3/20/28 #	4,505,000	4,485,529
Delta Air Lines
144A 7.00% 5/1/25 #	11,085,000	12,778,638
7.375% 1/15/26	3,314,000	3,878,960

Lima Metro Line 2 Finance 144A 4.35% 4/5/36 #	1,100,000	1,166,561
Mileage Plus Holdings 144A 6.50% 6/20/27 #	5,965,000	6,546,588
Movida Europe 144A 5.25% 2/8/31 #	905,000	869,447
Rutas 2 and 7 Finance 144A 3.295% 9/30/36 #, ^	1,040,000	743,600
Southwest Airlines
5.125% 6/15/27	4,610,000	5,304,160
5.25% 5/4/25	4,585,000	5,220,709

Union Pacific 3.25% 2/5/50	1,605,000	1,583,451
		52,671,501
Utilities — 0.28%
Clean Renewable Power Mauritius 144A 4.25% 3/25/27 #	1,510,000	1,525,100
Essential Utilities
2.704% 4/15/30	1,345,000	1,358,346
3.351% 4/15/50	1,315,000	1,275,971
Infraestructura Energetica Nova
144A 3.75% 1/14/28 #	290,000	309,212
144A 4.875% 1/14/48 #	1,280,000	1,277,939

NQ-VIP-866 [3/21] 5/21 (1643695)    13

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Diversified Income Series (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities (continued)

Sempra Energy 4.875% 10/15/25 μ, ψ	1,970,000	$2,112,825
		7,859,393
Total Corporate Bonds (cost $1,079,764,943)		1,117,141,658

Municipal Bonds — 0.01%
South Carolina Public Service Authority Series D 4.77% 12/1/45	340,000	408,636
Total Municipal Bonds (cost $381,966)		408,636

Non-Agency Asset-Backed Securities — 1.21%
Citicorp Residential Mortgage Trust Series 2006-3 A5 5.076% 11/25/36 •	1,176,499	1,210,980
Ford Credit Auto Lease Trust Series 2021-A B 0.47% 5/15/24	2,500,000	2,490,734
Ford Credit Auto Owner Trust Series 2021-A B 0.70% 10/15/26	240,000	238,130
GM Financial Leasing Trust Series 2021-1 B 0.54% 2/20/25	360,000	358,695
Hardee's Funding Series 2018-1A A2II 144A 4.959% 6/20/48 #	1,218,750	1,281,028
HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44 #	4,263,000	4,214,956
Mercedes-Benz Auto Lease Trust
Series 2019-B A2 2.01% 12/15/21	93,152	93,213
Series 2020-A A2 1.82% 3/15/22	365,717	366,473

Mercedes-Benz Master Owner Trust Series 2019-BA A 144A 2.61% 5/15/24 #	1,000,000	1,025,562
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
PFS Financing
Series 2020-G A 144A 0.97% 2/15/26 #	5,000,000	$5,019,891
Series 2021-A A 144A 0.71% 4/15/26 #	3,550,000	3,531,884

Taco Bell Funding Series 2016-1A A2II 144A 4.377% 5/25/46 #	1,684,375	1,691,786
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #, •	123,880	124,179
Series 2015-6 A1B 144A 2.75% 4/25/55 #, •	276,222	278,141
Series 2016-1 A1B 144A 2.75% 2/25/55 #, •	113,277	113,732
Series 2016-2 A1 144A 3.00% 8/25/55 #, •	216,931	220,155
Series 2016-3 A1 144A 2.25% 4/25/56 #, •	222,486	224,132
Series 2017-1 A1 144A 2.75% 10/25/56 #, •	309,073	314,349
Series 2017-2 A1 144A 2.75% 4/25/57 #, •	175,313	177,936
Series 2017-4 M1 144A 3.25% 6/25/57 #, •	1,505,000	1,575,275
Series 2018-1 A1 144A 3.00% 1/25/58 #, •	726,579	748,284

Trafigura Securitisation Finance Series 2018-1A A1 144A 0.836% (LIBOR01M + 0.73%) 3/15/22 #, •	3,340,000	3,339,111
UNIFY Auto Receivables Trust Series 2021-1A A3 144A 0.51% 6/16/25 #	3,300,000	3,298,930

14    NQ-VIP-866 [3/21] 5/21 (1643695)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Volkswagen Auto Lease Trust Series 2020-A A4 Series 2020-A A4 0.45% 7/21/25	650,000	$649,885
Wendy's Funding Series 2018-1A A2I 144A 3.573% 3/15/48 #	1,136,812	1,168,541
Total Non-Agency Asset-Backed Securities (cost $33,480,304)		33,755,982

Non-Agency Collateralized Mortgage Obligations — 1.53%
Citicorp Mortgage Securities Trust Series 2006-3 1A9 5.75% 6/25/36	40,941	40,823
Connecticut Avenue Securities Trust
Series 2018-R07 1M2 144A 2.509% (LIBOR01M + 2.40%) 4/25/31 #, •	1,057,080	1,058,734
Series 2019-R01 2M2 144A 2.559% (LIBOR01M + 2.45%) 7/25/31 #, •	717,691	719,038
Series 2019-R02 1M2 144A 2.409% (LIBOR01M + 2.30%, Floor 2.30%) 8/25/31 #, •	2,173,158	2,176,655
JPMorgan Mortgage Trust
Series 2014-2 B1 144A 3.411% 6/25/29 #, •	398,751	409,829
Series 2014-2 B2 144A 3.411% 6/25/29 #, •	149,048	152,587
Series 2015-1 B2 144A 2.124% 12/25/44 #, •	1,141,334	1,166,272
Series 2015-4 B1 144A 3.601% 6/25/45 #, •	872,939	906,105
Series 2015-4 B2 144A 3.601% 6/25/45 #, •	626,239	646,403
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2015-5 B2 144A 2.482% 5/25/45 #, •	1,073,105	$1,101,508
Series 2015-6 B1 144A 3.55% 10/25/45 #, •	604,413	626,226
Series 2015-6 B2 144A 3.55% 10/25/45 #, •	585,525	603,725
Series 2016-4 B1 144A 3.847% 10/25/46 #, •	458,399	479,269
Series 2016-4 B2 144A 3.847% 10/25/46 #, •	842,930	874,650
Series 2017-1 B3 144A 3.509% 1/25/47 #, •	1,630,496	1,657,193
Series 2017-2 A3 144A 3.50% 5/25/47 #, •	293,077	297,395
Series 2020-2 A3 144A 3.50% 7/25/50 #, •	613,777	625,789
Series 2020-5 A3 144A 3.00% 12/25/50 #, •	4,957,371	5,014,108
Series 2020-7 A3 144A 3.00% 1/25/51 #, •	1,856,296	1,878,044
Series 2021-1 A3 144A 2.50% 6/25/51 #, •	2,155,198	2,181,295

Morgan Stanley Residential Mortgage Loan Trust Series 2020-1 A2A 144A 2.50% 12/25/50 #, •	972,525	986,733
New Residential Mortgage Loan Trust Series 2018-RPL1 A1 144A 3.50% 12/25/57 #, •	577,810	604,237
RCKT Mortgage Trust Series 2021-1 A1 144A 2.50% 3/25/51 #, =, •	1,750,000	1,788,850

NQ-VIP-866 [3/21] 5/21 (1643695)    15

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Diversified Income Series (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Sequoia Mortgage Trust
Series 2015-1 B2 144A 3.893% 1/25/45 #, •	517,800	$531,952
Series 2015-2 B2 144A 3.734% 5/25/45 #, •	3,765,973	3,889,103
Series 2017-5 B1 144A 3.828% 8/25/47 #, •	3,403,490	3,596,245
Series 2020-4 A2 144A 2.50% 11/25/50 #, •	1,507,824	1,526,082
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR5 2A1 2.803% 4/25/36 •	72,839	72,116
Series 2020-1 A1 144A 3.00% 12/25/49 #, •	761,905	773,887
Series 2020-3 A1 144A 3.00% 6/25/50 #, •	5,033,248	5,117,773
Series 2020-4 A1 144A 3.00% 7/25/50 #, •	1,159,145	1,179,181
Total Non-Agency Collateralized Mortgage Obligations (cost $42,277,262)		42,681,807

Non-Agency Commercial Mortgage-Backed Securities — 7.27%
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	3,645,000	3,963,299
Series 2017-BNK5 B 3.896% 6/15/60 •	1,500,000	1,628,110
Series 2017-BNK7 A5 3.435% 9/15/60	2,645,000	2,884,974
Series 2019-BN20 A3 3.011% 9/15/62	1,850,000	1,944,721
Series 2019-BN21 A5 2.851% 10/17/52	5,000,000	5,194,280
Series 2020-BN25 A5 2.649% 1/15/63	13,000,000	13,312,143
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust
Series 2018-B1 A5 3.666% 1/15/51 •	1,270,000	$1,399,924
Series 2020-B17 A5 2.289% 3/15/53	2,750,000	2,733,270
Series 2020-B20 A5 2.034% 10/15/53	10,100,000	9,794,814
Series 2020-B21 A5 1.978% 12/17/53	1,250,000	1,205,054
Series 2020-B22 A5 1.973% 1/15/54	1,800,000	1,729,817
Series 2021-B24 A5 2.584% 3/15/54	2,100,000	2,125,960
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.786% 5/15/52	5,060,000	5,577,690
Series 2019-CF2 A5 2.874% 11/15/52	6,500,000	6,784,539
Series 2019-CF3 A4 3.006% 1/15/53	1,500,000	1,585,565
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	12,150,000	12,827,360
Series 2019-CD8 A4 2.912% 8/15/57	2,650,000	2,750,096
CFCRE Commercial Mortgage Trust
Series 2011-C2 C 144A 5.758% 12/15/47 #, •	880,000	899,928
Series 2016-C7 A3 3.839% 12/10/54	5,695,000	6,273,730
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	1,935,000	2,093,973

16    NQ-VIP-866 [3/21] 5/21 (1643695)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust
Series 2015-GC27 A5 3.137% 2/10/48	2,780,000	$2,967,377
Series 2016-P3 A4 3.329% 4/15/49	3,100,000	3,339,224
Series 2017-C4 A4 3.471% 10/12/50	1,560,000	1,700,619
Series 2019-C7 A4 3.102% 12/15/72	1,450,000	1,534,286
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	3,050,000	3,158,661
Series 2013-WWP A2 144A 3.424% 3/10/31 #	2,540,000	2,667,997
Series 2014-CR19 A5 3.796% 8/10/47	9,707,000	10,553,031
Series 2014-CR20 AM 3.938% 11/10/47	7,775,000	8,377,184
Series 2015-3BP A 144A 3.178% 2/10/35 #	3,960,000	4,203,577
Series 2015-CR23 A4 3.497% 5/10/48	1,910,000	2,075,139

DB-JPM Mortgage Trust Series 2016-C1 A4 3.276% 5/10/49	1,790,000	1,924,629
GS Mortgage Securities Trust
Series 2010-C1 C 144A 5.635% 8/10/43 #, •	660,000	617,548
Series 2015-GC32 A4 3.764% 7/10/48	1,240,000	1,359,649
Series 2017-GS5 A4 3.674% 3/10/50	2,980,000	3,283,765
Series 2017-GS6 A3 3.433% 5/10/50	4,410,000	4,790,225
Series 2018-GS9 A4 3.992% 3/10/51 •	1,370,000	1,533,362
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust
Series 2019-GC39 A4 3.567% 5/10/52	820,000	$895,692
Series 2019-GC42 A4 3.001% 9/1/52	3,750,000	3,949,362
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.801% 8/15/48	3,395,000	3,708,241
Series 2015-C33 A4 3.77% 12/15/48	4,710,000	5,184,621
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	2,080,000	2,219,053
Series 2017-C7 A5 3.409% 10/15/50	3,425,000	3,723,934
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.499% 4/15/46	2,445,000	2,438,381
Series 2015-JP1 A5 3.914% 1/15/49	1,590,000	1,763,433
Series 2016-JP2 A4 2.822% 8/15/49	4,995,000	5,282,296
Series 2016-JP2 AS 3.056% 8/15/49	3,095,000	3,232,838
Series 2016-WIKI A 144A 2.798% 10/5/31 #	1,610,000	1,614,477
Series 2016-WIKI B 144A 3.201% 10/5/31 #	1,490,000	1,494,109

LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.452% 9/15/39 •	982,345	569,289

NQ-VIP-866 [3/21] 5/21 (1643695)    17

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Diversified Income Series (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47	1,640,000	$1,773,707
Series 2015-C26 A5 3.531% 10/15/48	1,970,000	2,156,606
Series 2016-C29 A4 3.325% 5/15/49	1,620,000	1,747,979
Morgan Stanley Capital I Trust
Series 2006-HQ10 B 5.448% 11/12/41 •	1,432,274	1,410,380
Series 2019-L3 A4 3.127% 11/15/52	2,400,000	2,531,285

UBS Commercial Mortgage Trust Series 2012-C1 A3 3.40% 5/10/45	2,498,820	2,537,883
UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B 144A 3.649% 3/10/46 #, •	1,000,000	1,015,263
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.405% 12/15/47	1,175,000	1,269,335
Series 2015-NXS3 A4 3.617% 9/15/57	1,250,000	1,368,357
Series 2016-BNK1 A3 2.652% 8/15/49	2,575,000	2,705,139
Series 2017-C38 A5 3.453% 7/15/50	2,240,000	2,438,813
Series 2020-C58 A4 2.092% 7/15/53	1,540,000	1,495,316

	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

WF-RBS Commercial Mortgage Trust Series 2012-C10 A3 2.875% 12/15/45	3,605,000	$3,716,169
Total Non-Agency Commercial Mortgage-Backed Securities (cost $197,757,967)		203,037,478

Loan Agreements — 5.00%
Acrisure Tranche B 3.703% (LIBOR03M + 3.50%) 2/15/27 •	872,370	863,428
Advantage Sales & Marketing 1st Lien 6.00% (LIBOR03M + 5.25%) 10/28/27 •	2,653,350	2,653,586
American Airlines Tranche B 2.106% (LIBOR01M + 2.00%) 12/14/23 •	845,264	807,471
Applied Systems 1st Lien 3.50% (LIBOR03M + 3.00%) 9/19/24 •	1,573,803	1,585,607
Applied Systems 2nd Lien 6.25% (LIBOR03M + 5.50%) 9/19/25 •	4,275,000	4,307,062
Aramark Services Tranche B-3 1.859% (LIBOR01M + 1.75%) 3/11/25 •	979,296	970,551
Array Technologies 3.75% (LIBOR01M + 3.25%) 10/14/27 •	1,561,087	1,562,063
Aruba Investments Holdings 1st Lien 4.75% (LIBOR03M + 4.00%) 11/24/27 •	690,000	692,588
Aruba Investments Holdings 2nd Lien 8.50% (LIBOR03M + 7.75%) 11/24/28 •	690,000	696,900
AssuredPartners 3.609% (LIBOR01M + 3.50%) 2/12/27 •	306,585	303,567
Avantor Tranche B-4 3.25% (LIBOR01M + 2.25%) 11/8/27 •	1,605,975	1,608,585
Ball Metalpack Finco 2nd Lien 9.75% (LIBOR03M + 8.75%) 7/31/26 •	213,000	202,350

18    NQ-VIP-866 [3/21] 5/21 (1643695)

(Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)
Bausch Health 3.109% (LIBOR01M + 3.00%) 6/2/25 •	620,445	$619,072
Berry Global Tranche Z 1.898% (LIBOR03M + 1.75%) 7/1/26 •	1,531,776	1,519,689
Blue Ribbon 1st Lien 5.134% (LIBOR03M + 3.00%) 11/15/21 •	874,896	858,218
Boxer Parent 3.859% (LIBOR01M + 3.75%) 10/2/25 •	898,321	895,514
Buckeye Partners Tranche B 1st Lien 2.359% (LIBOR03M + 2.25%) 11/1/26 •	605,361	602,881
BW Gas & Convenience Holdings Tranche B TBD 3/17/28 X	2,140,000	2,142,675
BWay Holding 3.443% (LIBOR03M + 3.25%) 4/3/24 •	479,867	469,927
Caesars Resort Collection Tranche B-1 4.609% (LIBOR01M + 4.50%) 7/21/25 •	1,099,475	1,102,979
Calpine
2.11% (LIBOR01M + 2.00%) 4/5/26 •	589,500	583,973
2.61% (LIBOR01M + 2.50%) 12/2/27 •	467,687	465,601

Camelot US Acquisition l 4.00% (LIBOR01M + 3.00%) 10/30/26 •	1,236,900	1,236,900
Carnival 8.50% (LIBOR01M + 7.50%) 6/30/25 •	942,875	975,876
Change Healthcare Holdings 3.50% (LIBOR01M + 2.50%) 3/1/24 •	486,501	486,440
Charter Communications Operating Tranche B2 1.87% (LIBOR01M + 1.75%) 2/1/27 •	1,149,663	1,145,135
Chemours Tranche B-2 1.86% (LIBOR01M + 1.75%) 4/3/25 •	1,812,416	1,777,074
CityCenter Holdings 3.00% (LIBOR01M + 2.25%) 4/18/24 •	1,350,923	1,335,818
	Principal amount°	Value (US $)

Loan Agreements (continued)

Connect US Finco 4.50% (LIBOR01M + 3.50%) 12/11/26 •	1,295,910	$1,292,670
Core & Main 3.75% (LIBOR03M + 2.75%) 8/1/24 •	1,464,586	1,462,299
CSC Holdings
2.356% (LIBOR01M + 2.25%) 7/17/25 •	779,625	770,075
2.606% (LIBOR01M + 2.50%) 4/15/27 •	782,100	774,489

DaVita Tranche B-1 1.859% (LIBOR01M + 1.75%) 8/12/26 •	1,616,436	1,609,140
EFS Cogen Holdings I Tranche B 4.50% (LIBOR03M + 3.50%) 10/1/27 •	1,233,419	1,230,885
Ensemble RCM 3.962% (LIBOR03M + 3.75%) 8/3/26 •	776,180	776,019
Epicor Software Tranche C 4.00% (LIBOR01M + 3.25%) 7/30/27 •	2,582,025	2,578,529
Epicor Software 2nd Lien 8.75% (LIBOR01M + 7.75%) 7/31/28 •	1,500,000	1,555,000
ESH Hospitality 2.109% (LIBOR01M + 2.00%) 9/18/26 •	838,702	834,276
ExamWorks Group Tranche B-1 4.25% (LIBOR03M + 3.25%) 7/27/23 •	1,955,663	1,957,584
Frontier Communications 5.75% (LIBOR01M + 4.75%) 10/8/21 •	2,660,000	2,668,312
Garda World Security Tranche B-2 4.25% (LIBOR01M + 4.25%) 10/30/26 •	383,943	384,583
Gardner Denver Tranche B-1 1.859% (LIBOR03M + 1.75%) 3/1/27 •	1,483,748	1,468,910
Gentiva Health Services Tranche B-1 2.875% (LIBOR01M + 2.75%) 7/2/25 •	1,703,208	1,696,111
Global Medical Response 5.75% (LIBOR03M + 4.75%) 10/2/25 •	3,840,375	3,833,773

NQ-VIP-866 [3/21] 5/21 (1643695)    19

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Diversified Income Series (Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)

Granite US Holdings Tranche B 4.203% (LIBOR03M + 4.00%) 9/30/26 •	275,522	$275,177
Gray Television Tranche B-2 2.365% (LIBOR01M + 2.25%) 2/7/24 •	1,592,396	1,584,806
Hamilton Projects Acquiror 5.75% (LIBOR03M + 4.75%) 6/17/27 •	2,625,162	2,636,976
HCA Tranche B-12 1.859% (LIBOR01M + 1.75%) 3/13/25 •	2,989,812	2,993,083
Heartland Dental 3.609% (LIBOR01M + 3.50%) 4/30/25 •	1,601,771	1,578,856
Hilton Worldwide Finance Tranche B-2 1.868% (LIBOR01M + 1.75%) 6/22/26 •	188,754	187,268
HUB International 2.965% (LIBOR03M + 2.75%) 4/25/25 •	1,945,000	1,919,906
Informatica 3.359% (LIBOR01M + 3.25%) 2/25/27 •	2,496,600	2,480,217
Informatica 2nd Lien 7.125% 2/25/25 •	1,935,000	1,982,568
Invictus 1st Lien 3.109% (LIBOR01M + 3.00%) 3/28/25 •	593,643	588,449
IQVIA Tranche B-3 1.953% (LIBOR03M + 1.75%) 6/11/25 •	1,444,162	1,438,025
Iron Mountain Information Management Tranche B 1.859% (LIBOR01M + 1.75%) 1/2/26 •	1,919,580	1,896,785
JBS USA LUX 2.109% (LIBOR01M + 2.00%) 5/1/26 •	382,200	379,955
Kenan Advantage Group Tranche B TBD 3/12/26 X	942,637	939,987
LS Group OpCo Acquisition 4.25% (LIBOR03M + 3.50%) 11/2/27 •	1,610,962	1,616,332
	Principal amount°	Value (US $)

Loan Agreements (continued)

Milano Acquisition Tranche B 4.75% (LIBOR03M + 4.00%) 10/1/27 •	2,279,287	$2,273,589
Mileage Plus Holdings 6.25% (LIBOR03M + 5.25%) 6/21/27 •	2,150,000	2,288,705
Numericable US Tranche B-11 2.859% (LIBOR01M + 2.75%) 7/31/25 •	858,434	842,696
Numericable US Tranche B-13 4.198% (LIBOR03M + 4.00%) 8/14/26 •	347,013	346,362
ON Semiconductor Tranche B-4 2.109% (LIBOR01M + 2.00%) 9/19/26 •	1,682,807	1,681,651
Penn National Gaming Tranche B-1 3.00% (LIBOR01M + 2.25%) 10/15/25 •	1,247,755	1,243,700
Peraton Tranche B 1st Lien 4.50% (LIBOR03M + 3.75%) 2/1/28 •	775,389	775,712
PG&E Tranche B 3.50% (LIBOR03M + 3.00%) 6/23/25 •	2,481,250	2,482,801
PQ 4.00% (LIBOR03M + 3.00%) 2/7/27 •	410,862	411,632
PQ Tranche B 2.462% (LIBOR03M + 2.25%) 2/8/27 •	1,463,676	1,455,443
Prestige Brands Tranche B-4 2.115% (LIBOR01M + 2.00%) 1/26/24 •	741,231	741,694
Pretium PKG Holdings 1st Lien 4.75% (LIBOR06M + 4.00%) 11/5/27 •	1,147,125	1,147,603
Prime Security Services Borrower Tranche B-1 3.50% (LIBOR01M + 2.75%) 9/23/26 •	826,987	824,034
RealPage TBD 2/18/28 X	2,000,000	1,992,916
Reynolds Group Holdings Tranche B-2 3.359% (LIBOR01M + 3.25%) 2/5/26 •	912,713	903,870

20    NQ-VIP-866 [3/21] 5/21 (1643695)

(Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)

RP Crown Parent Tranche B-1 4.00% (LIBOR01M + 3.00%) 2/2/26 •	1,895,675	$1,899,229
Russell Investments US Institutional Holdco 4.00% (LIBOR06M + 3.00%) 5/30/25 •	447,494	445,928
Ryan Specialty Group Tranche B-1 3.75% (LIBOR01M + 3.00%) 9/1/27 •	1,144,250	1,147,111
Scientific Games International Tranche B-5 2.859% (LIBOR01M + 2.75%) 8/14/24 •	2,420,768	2,377,194
Sinclair Television Group Tranche B 2.36% (LIBOR01M + 2.25%) 1/3/24 •	1,011,310	1,006,759
Sinclair Television Group Tranche B-3 TBD 3/10/28 •	800,000	796,000
Solenis International 1st Lien 4.19% (LIBOR03M + 4.00%) 6/26/25 •	1,177,665	1,175,826
Spirit Aerosystems 6.00% (LIBOR01M + 5.25%) 1/15/25 •	1,491,262	1,504,311
SS&C Technologies Tranche B-3 1.859% (LIBOR01M + 1.75%) 4/16/25 •	601,615	596,351
SS&C Technologies Tranche B-4 1.859% (LIBOR01M + 1.75%) 4/16/25 •	449,198	445,295
Stars Group Holdings 3.703% (LIBOR03M + 3.50%) 7/10/25 •	398,689	399,935
Syncsort Tranche B 1st Lien TBD 3/20/28 X	2,740,000	2,734,862
Tecta America 4.609% (LIBOR01M + 4.50%) 11/20/25 •	486,604	484,171
Telenet Financing Tranche AR 2.106% (LIBOR01M + 2.00%) 4/30/28 •	1,480,000	1,463,465
Terrier Media Buyer Tranche B 3.609% (LIBOR01M + 3.50%) 12/17/26 •	934,199	927,119
		Principal amount°	Value (US $)

Loan Agreements (continued)

Titan Acquisition 3.267% (LIBOR03M + 3.00%) 3/28/25 •		138,880	$136,363
Transdigm Tranche F 2.359% (LIBOR01M + 2.25%) 12/9/25 •		1,754,464	1,720,173
TricorBraun
0.608% (LIBOR06M + 3.25%) 3/3/28 •		6,060	6,014
3.75% (LIBOR06M + 3.25%) 3/3/28 •		808,210	802,085

UKG 4.00% (LIBOR03M + 3.25%) 5/4/26 •		6,462,566	6,467,109
Ultimate Software Group 1st Lien 3.859% (LIBOR01M + 3.75%) 5/4/26 •		3,965,424	3,965,150
United Rentals (North America) 1.859% (LIBOR01M + 1.75%) 10/31/25 •		121,875	122,408
USI 3.453% (LIBOR03M + 3.25%) 12/2/26 •		342,734	339,796
USI Tranche B 3.203% (LIBOR03M + 3.00%) 5/16/24 •		2,840,411	2,811,246
USIC Holdings Tranche B 4.00% (LIBOR01M + 3.00%) 12/8/23 •		398,264	397,186
Vertical Midco Tranche B 4.478% (LIBOR03M + 4.25%) 7/30/27 •		2,213,324	2,220,701
Vistra Operations 1.86% (LIBOR01M + 1.75%) 12/31/25 •		1,975,663	1,964,076
Whole Earth Brands 5.50% (LIBOR03M + 4.50%) 2/2/28 •		1,380,000	1,373,100
Zekelman Industries 2.11% (LIBOR01M + 2.00%) 1/24/27 •		543,634	537,631
Total Loan Agreements (cost $138,406,468)			139,541,577

Sovereign Bonds — 2.61%Δ
Albania — 0.02%
Albania Government International Bond 144A 3.50% 6/16/27 #	EUR	350,000	437,990
			437,990

NQ-VIP-866 [3/21] 5/21 (1643695)    21

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Diversified Income Series (Unaudited)
	Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Angola — 0.02%
Angolan Government International Bonds
144A 8.25% 5/9/28 #	306,000	$294,479
8.25% 5/9/28	353,000	339,710
		634,189
Argentina — 0.02%
Argentine Republic Government International Bonds
0.125% 7/9/30 ~	1,460,820	491,639
0.125% 7/9/35 ~	318,160	95,610
1.00% 7/9/29	124,040	44,717
		631,966
Armenia — 0.01%
Republic of Armenia International Bond 144A 3.60% 2/2/31 #	300,000	275,892
		275,892
Azerbaijan — 0.02%
Republic of Azerbaijan International Bond 144A 3.50% 9/1/32 #	563,000	557,926
		557,926
Bahrain — 0.02%
Bahrain Government International Bond 144A 7.375% 5/14/30 #	600,000	668,280
		668,280
Bermuda — 0.02%
Bermuda Government International Bond 144A 2.375% 8/20/30 #	700,000	687,750
		687,750
Brazil — 0.02%
Brazilian Government International Bonds
3.875% 6/12/30	200,000	194,372
4.75% 1/14/50	525,000	478,049
		672,421
Chile — 0.03%
Chile Government International Bonds 3.50% 1/25/50	701,000	715,511
		715,511
	Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Colombia — 0.04%
Colombia Government International Bonds
4.00% 2/26/24	732,000	$779,232
5.00% 6/15/45	442,000	472,569
		1,251,801
Costa Rica — 0.01%
Costa Rica Government International Bond 144A 7.158% 3/12/45 #	200,000	195,202
		195,202
Dominican Republic — 0.09%
Dominican Republic International Bonds
144A 4.50% 1/30/30 #	544,000	550,800
144A 4.875% 9/23/32 #	300,000	306,750
144A 5.30% 1/21/41 #	300,000	295,875
144A 6.00% 7/19/28 #	1,176,000	1,327,704
		2,481,129
Ecuador — 0.02%
Ecuador Government International Bonds
144A 0.50% 7/31/30 #, ~	233,793	137,356
144A 0.50% 7/31/35 #, ~	612,686	281,836
144A 0.50% 7/31/40 #, ~	280,799	122,147
144A 6.61% 7/31/30 #, ^	66,180	26,803
		568,142
Egypt — 0.31%
Egypt Government International Bonds
144A 3.875% 2/16/26 #	300,000	289,950
144A 5.577% 2/21/23 #	5,915,000	6,170,557
144A 5.75% 5/29/24 #	475,000	499,467
7.903% 2/21/48	616,000	581,791
144A 8.70% 3/1/49 #	1,079,000	1,084,691
		8,626,456

22    NQ-VIP-866 [3/21] 5/21 (1643695)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
El Salvador — 0.02%
El Salvador Government International Bond 144A 7.125% 1/20/50 #		609,000	$546,577
			546,577
Gabon — 0.01%
Gabon Government International Bond 144A 6.625% 2/6/31 #		275,000	266,421
			266,421
Ghana — 0.02%
Ghana Government International Bond 144A 7.875% 3/26/27 #		456,000	465,542
			465,542
Guatemala — 0.02%
Guatemala Government Bond 144A 4.875% 2/13/28 #		387,000	427,635
			427,635
Honduras — 0.02%
Honduras Government International Bond 144A 5.625% 6/24/30 #		600,000	630,000
			630,000
Indonesia — 0.20%
Indonesia Government International Bond 144A 4.625% 4/15/43 #		230,000	255,831
Indonesia Treasury Bond 6.125% 5/15/28	IDR	79,726,000,000	5,329,759
			5,585,590
Ivory Coast — 0.04%
Ivory Coast Government International Bond
144A 4.875% 1/30/32 #	EUR	200,000	229,243
144A 6.125% 6/15/33 #		882,000	904,094
			1,133,337
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Jordan — 0.01%
Jordan Government International Bond 144A 5.75% 1/31/27 #		244,000	$256,329
			256,329
Kenya — 0.02%
Kenya Government International Bond 144A 8.00% 5/22/32 #		400,000	425,818
			425,818
Lebanon — 0.01%
Lebanon Government International Bond 6.25% 5/27/22 ‡		1,351,000	166,005
			166,005
Malaysia — 0.19%
Malaysia Government Bond 3.955% 9/15/25	MYR	21,443,000	5,449,723
			5,449,723
Mexico — 0.06%
Mexico Government International Bond 4.60% 2/10/48		378,000	388,567
Mexico Government International Bonds 4.50% 4/22/29		1,140,000	1,266,101
			1,654,668
Mongolia — 0.03%
Mongolia Government International Bond 144A 5.625% 5/1/23 #		769,000	806,358
			806,358
Morocco — 0.02%
Morocco Government International Bonds
144A 1.375% 3/30/26 #	EUR	300,000	354,424
144A 2.375% 12/15/27 #		200,000	193,971
			548,395
Nigeria — 0.02%
Nigeria Government International Bond 144A 7.875% 2/16/32 #		652,000	673,356
			673,356

NQ-VIP-866 [3/21] 5/21 (1643695)    23

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Diversified Income Series (Unaudited)
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
North Macedonia — 0.01%
North Macedonia Government International Bond 144A 3.675% 6/3/26 #	EUR	250,000	$322,117
			322,117
Oman — 0.03%
Oman Government International Bond 144A 6.75% 1/17/48 #		630,000	603,175
Oman Government International Bonds 144A 7.00% 1/25/51 #		200,000	197,855
			801,030
Pakistan — 0.01%
Pakistan Government International Bond 144A 7.375% 4/8/31 #		200,000	204,500
			204,500
Panama — 0.06%
Panama Government International Bonds
144A 3.75% 4/17/26 #		1,411,000	1,517,340
4.50% 5/15/47		218,000	242,169
			1,759,509
Paraguay — 0.29%
Paraguay Government International Bonds
144A 2.739% 1/29/33 #		224,000	216,160
144A 4.95% 4/28/31 #		6,500,000	7,377,565
144A 5.40% 3/30/50 #		445,000	503,522
			8,097,247
Peru — 0.03%
Peruvian Government International Bonds
2.844% 6/20/30		644,000	655,444
5.625% 11/18/50		182,000	241,549
			896,993
Philippines — 0.04%
Philippine Government International Bond 2.457% 5/5/30		200,000	202,650
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Philippines (continued)
Philippine Government International Bonds 5.50% 3/30/26		762,000	$920,175
			1,122,825
Qatar — 0.10%
Qatar Government International Bonds
144A 3.40% 4/16/25 #		320,000	348,200
144A 4.00% 3/14/29 #		1,205,000	1,370,892
144A 4.40% 4/16/50 #		869,000	1,010,712
			2,729,804
Republic of Vietnam — 0.01%
Vietnam Government International Bond 144A 4.80% 11/19/24 #		200,000	224,478
			224,478
Romania — 0.19%
Romanian Government International Bonds
144A 2.625% 12/2/40 #	EUR	226,000	263,528
144A 3.00% 2/14/31 #		4,540,000	4,550,192
144A 3.375% 1/28/50 #	EUR	478,000	588,640
			5,402,360
Russia — 0.07%
Russian Foreign Bond - Eurobonds
144A 4.25% 6/23/27 #		1,400,000	1,534,929
144A 5.25% 6/23/47 #		400,000	475,650
			2,010,579
Saudi Arabia — 0.05%
Saudi Government International Bonds
144A 2.90% 10/22/25 #		500,000	530,901
144A 3.625% 3/4/28 #		730,000	794,747
			1,325,648

24    NQ-VIP-866 [3/21] 5/21 (1643695)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Senegal — 0.03%
Senegal Government International Bond 144A 6.75% 3/13/48 #		873,000	$832,790
			832,790
Serbia — 0.03%
Serbia International Bonds
144A 2.125% 12/1/30 #		210,000	194,166
144A 3.125% 5/15/27 #	EUR	400,000	520,469
			714,635
South Africa — 0.01%
Republic of South Africa Government International Bond 5.75% 9/30/49		413,000	381,325
			381,325
Sri Lanka — 0.02%
Sri Lanka Government International Bond 144A 6.20% 5/11/27 #		742,000	457,881
Sri Lanka Government International Bonds 144A 7.55% 3/28/30 #		200,000	123,638
			581,519
Trinidad and Tobago — 0.01%
Trinidad & Tobago Government International Bond 144A 4.50% 6/26/30 #		250,000	253,440
			253,440
Turkey — 0.04%
Turkey Government International Bonds
5.75% 5/11/47		220,000	179,317
7.625% 4/26/29		922,000	950,471
			1,129,788
Ukraine — 0.11%
Ukraine Government International Bonds
144A 7.75% 9/1/26 #		1,434,000	1,558,904
144A 9.75% 11/1/28 #		1,220,000	1,424,404
			2,983,308
	Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Uruguay — 0.09%
Uruguay Government International Bonds
4.375% 1/23/31	2,017,110	$2,345,203
4.50% 8/14/24	120,000	130,203
		2,475,406
Uzbekistan — 0.04%
Republic of Uzbekistan Bond 144A 5.375% 2/20/29 #	1,094,000	1,199,330
		1,199,330
Total Sovereign Bonds (cost $72,083,087)		72,889,040

Supranational Banks — 0.07%
Banco Latinoamericano de Comercio Exterior 144A 2.375% 9/14/25 #	300,000	306,867
Banque Ouest Africaine de Developpement
144A 2.75% 1/22/33 #	300,000	363,506
144A 4.70% 10/22/31 #	508,000	542,831
144A 5.00% 7/27/27 #	589,000	652,901
Total Supranational Banks (cost $1,745,707)		1,866,105

US Treasury Obligations — 13.09%
US Treasury Bonds
1.375% 11/15/40	28,015,000	23,839,014
1.375% 8/15/50	2,335,000	1,822,759
1.625% 11/15/50	16,255,000	13,550,067
1.875% 2/15/51	32,805,000	29,119,565

US Treasury Inflation Indexed Notes 0.125% 7/15/30	45,605,175	49,542,425
US Treasury Notes
0.75% 3/31/26	66,340,000	65,767,300
0.75% 1/31/28	2,265,000	2,171,923
1.125% 2/15/31	176,120,000	166,419,645

US Treasury Strip Principal 2.26% 5/15/44 ^	23,660,000	13,474,432
Total US Treasury Obligations (cost $378,077,760)		365,707,130

NQ-VIP-866 [3/21] 5/21 (1643695)    25

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Diversified Income Series (Unaudited)
	Number of shares	Value (US $)
Common Stock — 0.00%
Communications — 0.00%
Century Communications =	2,500,000	$0
Total Common Stock (cost $75,683)		0

Preferred Stock — 0.01%
USB Realty 144A 1.388% (LIBOR03M + 1.147%) #, •	300,000	233,250
Total Preferred Stock (cost $242,388)		233,250

Short-Term Investments — 6.60%
Money Market Mutual Funds — 6.60%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.01%)	46,090,396	46,090,396
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	46,090,396	46,090,396
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	46,090,396	46,090,396
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	46,090,396	46,090,396
Total Short-Term Investments (cost $184,361,584)		184,361,584

Total Value of Securities—102.82% (cost $2,833,278,641)		2,871,174,464
Liabilities Net of Receivables and Other Assets—(2.82%)		(78,834,955)
Net Assets Applicable to 250,733,304 Shares Outstanding—100.00%		$2,792,339,509
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2021, the aggregate value of Rule 144A securities was $635,964,797, which represents 22.78% of the Series' net assets.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
*	PIK. 100% of the income received was in the form of both cash and par.
*	PIK. 100% of the income received was in the form of principal.
‡	Non-income producing security. Security is currently in default.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
X	This loan will settle after March 31, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
Δ	Securities have been classified by country of origin.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at March 31, 2021.
26    NQ-VIP-866 [3/21] 5/21 (1643695)

(Unaudited)
Unfunded Loan Commitments
The Series may invest in floating rate loans. In connection with these investments, the Series may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Series to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Series earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at March 31, 2021:
Borrower	Principal Amount	Commitment	Value	Unrealized Appreciation (Depreciation)
Grupo Aeromexico 13.5% (LIBOR03M + 12.5%) 8/19/22	$2,033,874	$2,033,874	$2,033,874	$—
Grupo Aeromexico 9% (LIBOR03M + 8%) 12/31/21	2,500,000	2,500,000	2,500,000	—
Peraton TBD 2/24/28	1,364,611	1,357,788	1,365,180	7,392
TricorBraun 0.50% (LIBOR04M + 0.50%) 3/3/28	175,731	175,731	174,399	(1,332)
The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at March 31, 2021:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CITI	TRY	(36,230,000)	USD	4,327,261	4/1/21	$—	$(57,116)
JPMCB	EUR	(2,765,000)	USD	3,299,831	4/28/21	55,432	—
Total Foreign Currency Exchange Contracts						$55,432	$(57,116)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
(21)	US Treasury 10 yr Ultra Notes	$(3,017,437)	$(3,123,534)	6/21/21	$106,097	$7,219
(293)	US Treasury 10 yr Notes	(38,364,688)	(38,643,231)	6/21/21	278,543	73,250
Total Futures Contracts			$(41,766,765)		$384,640	$80,469
Swap Contracts
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB-Mexico 10.375% Baa2 6/20/26-Quarterly	3,881,000	1.000%	$27,243	$30,329	$(3,086)	$—
JPMCB-Republic of Colombia 3.6% Baa2 6/20/26-Quarterly	3,868,000	1.000%	68,296	68,296	—	—
			$95,539	$98,625	$(3,086)	$—
NQ-VIP-866 [3/21] 5/21 (1643695)    27

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Diversified Income Series (Unaudited)
The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts and foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[3]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(7,693).
Summary of abbreviations:
BB – Barclays Bank
CITI – Citigroup
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DB – Deutsche Bank
DIFC – Dubai International Financial Centre
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-kind
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
TBD – To be determined
yr – Year
Summary of currencies:
EUR – European Monetary Unit
IDR – Indonesia Rupiah
MYR – Malaysia Ringgit
TRY – Turkish Lira
USD – US Dollar
28    NQ-VIP-866 [3/21] 5/21 (1643695)